INCOME TAX - Components recognized in income statement (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
Fiscal term	$ (1,321,400)	$ (673,603)	$ (1,040,558)
Prior fiscal terms	71,932	4,723	(7,908)
Total current tax	(1,249,468)	(668,880)	(1,048,466)
Deferred tax
Fiscal term	(530,926)	684,413	(210,898)
Adjustments for consolidation purposes	4,169	(8,947)	(3,600)
Total deferred tax	(526,757)	675,466	(214,498)
Income tax	$ (1,776,225)	$ 6,586	$ (1,262,964)
Colombia
Deferred tax
Nominal Income Tax Rate	31.00%	32.00%
Income Tax, Points Liquidated	3.00%	4.00%
Deferred Income Tax Rate	38.00%	33.00%